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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2004
Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.):       [X] is a restatement.
                                        [_] adds new holdings entries.
              Institutional Investment Manager Filing this Report:
                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050
                                -----------------
         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:
    /s/ Willis P. Dobbs           Atlanta, GA USA              August 4, 2004
                                -----------------
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
    List of Other Managers Reporting for this Manager:
    [If there are no entries in this list, omit this section.]
Form 13F File Number                      Name
28-
[Repeat as necessary.]
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City Capital, Inc.
FORM 13F
30-Jun-04

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


                                                                      Value     Shares/    Sh/   Put/
Name of Issuer                   Title of class       CUSIP         (x$1000)    Prn Amt    Prn   Call
------------------------------   --------------   ---------------   --------   ---------   ---   ----
3M COMPANY                            COM               88579Y101       288         3200    SH
ABBOTT LABS                           COM               002824100       185         4550    SH
ABERCROMBIE & FITCH CO                COM               002896207      5290       136520    SH
BANK OF AMERICA CORP                  COM               060505104      8032     94920.67    SH
BANK ONE CORP COM                     COM               06423a103       423         8300    SH
BAXTER INTERNATIONAL                  COM               071813109      6784       196590    SH
BRINKER INTL INC                      COM               109641100      3064        89795    SH
CARDINAL HEALTH INC                   COM               14149y108      5046        72040    SH
CHEVRONTEXACO CORP COM                COM               166764100       463         4920    SH
CHOICEPOINT INC                       COM               170388102       377         8253    SH
CIENA CORP                            COM               171779101      2167       582420    SH
CITIGROUP INC.                        COM               172967101       352         7571    SH
COCA COLA CO                          COM               191216100       711      14092.8    SH
COLONIAL BANCGROUP INC                COM               195493309       218        12000    SH
CONOCO PHILLIPS                       COM               20825C104      6225        81595    SH
DELL INC COM                          COM               24702R101      2390        66710    SH
DONALDSON INC COM                     COM               257651109       234         8000    SH
DUKE ENERGY CORPORATION               COM               264399106      5350       263660    SH
EXXON MOBIL CORP                      COM               30231G102       823        18529    SH
GENERAL ELECTRIC CO                   COM               369604103      6930       213892    SH
HANCOCK HOLDING COMPANY               COM               410120109       209         7190    SH
HEALTH MGMT ASSOCIATES INC.-A         COM               421933102      3898       173875    SH
HOME DEPOT                            COM               437076102      5917       168105    SH
INTEL CORP                            COM               458140100      3370    122097.73    SH
INTL BUSINESS MACHINES                COM               459200101      4913        55740    SH
JEFFERSON PILOT CORP                  COM               475070108      3177        62535    SH
JOHNSON & JOHNSON                     COM               478160104      6716       120566    SH
JOHNSON CTLS INC COM                  COM               478366107       320         6000    SH
JP MORGAN CHASE & CO                  COM               46625H100      5506       142025    SH
LINCARE HOLDINGS INC                  COM               532791100      4186       127380    SH
M&T BANK CORPORATION                  COM               55261f104       210         2410    SH
MASCO CORP                            COM               574599106       243         7800    SH
MATTEL INC                            COM               577081102      4683       256590    SH
MERCANTILE BANKSHARE                  COM               587405101      5083       108570    SH
MERCK & CO INC                        COM               589331107      6076       127906    SH
MICROSOFT                             COM               594918104      2327     81478.46    SH
PEPSICO INC.                          COM               713448108      5362        99523    SH
PFIZER INC                            COM               717081103      6482       189092    SH
PINNACLE WEST CAPITAL                 COM               723484101       500        12385    SH
PROCTER & GAMBLE CO                   COM               742718109      1387        25480    SH
SBC COMMUNICATIONS INC                COM               78387g103      4989       205747    SH
SCHERING PLOUGH CORP                  COM               806605101      3343       180890    SH
SPRINT CORP                           COM               852061100      4289       243690    SH
SUNTRUST BANKS INC                    COM               867914103       422         6493    SH
UNUMPROVIDENT CORP                    COM               91529Y106      4976       312945    SH
US BANCORP DEL COM NEW                COM               902973304       310        11250    SH
WYETH                                 COM               983024100       300         8285    SH
BP AMOCO PLC - SPONS ADR              ADR               055622104       343         6411    SH
HONDA MOTOR CO LTD - SPONS ADR        ADR               438128308      5425       223050    SH
NOKIA CORP ADR A                      ADR               654902204      5915       406800    SH
NORSK HYDRO AS-SPONS ADR              ADR               656531605      3780        57760    SH
PETROLEO BRASILEIRO S.A.-ADR          ADR               71654V408      3654       130180    SH
REPORT SUMMARY                                    52 DATA RECORDS    163666                 0

                                                                                    Voting Authority
                                                                                  --------------------
                                                     Invstmt                       Other
Name of Issuer                                       Dscretn                      Managers      Sole     Shared   None
------------------------------   ----------------------------------------------   --------   ---------   ------   ----
3M COMPANY                                            Sole                                        3200
ABBOTT LABS                                           Sole                                        4550
ABERCROMBIE & FITCH CO                                Sole                                      136520
BANK OF AMERICA CORP                                  Sole                                    94920.67
BANK ONE CORP COM                                     Sole                                        8300
BAXTER INTERNATIONAL                                  Sole                                      196590
BRINKER INTL INC                                      Sole                                       89795
CARDINAL HEALTH INC                                   Sole                                       72040
CHEVRONTEXACO CORP COM                                Sole                                        4920
CHOICEPOINT INC                                       Sole                                        8253
CIENA CORP                                            Sole                                      582420
CITIGROUP INC.                                        Sole                                        7571
COCA COLA CO                                          Sole                                     14092.8
COLONIAL BANCGROUP INC                                Sole                                       12000
CONOCO PHILLIPS                                       Sole                                       81595
DELL INC COM                                          Sole                                       66710
DONALDSON INC COM                                     Sole                                        8000
DUKE ENERGY CORPORATION                               Sole                                      263660
EXXON MOBIL CORP                                      Sole                                       18529
GENERAL ELECTRIC CO                                   Sole                                      213892
HANCOCK HOLDING COMPANY                               Sole                                        7190
HEALTH MGMT ASSOCIATES INC.-A                         Sole                                      173875
HOME DEPOT                                            Sole                                      168105
INTEL CORP                                            Sole                                   122097.73
INTL BUSINESS MACHINES                                Sole                                       55740
JEFFERSON PILOT CORP                                  Sole                                       62535
JOHNSON & JOHNSON                                     Sole                                      120566
JOHNSON CTLS INC COM                                  Sole                                        6000
JP MORGAN CHASE & CO                                  Sole                                      142025
LINCARE HOLDINGS INC                                  Sole                                      127380
M&T BANK CORPORATION                                  Sole                                        2410
MASCO CORP                                            Sole                                        7800
MATTEL INC                                            Sole                                      256590
MERCANTILE BANKSHARE                                  Sole                                      108570
MERCK & CO INC                                        Sole                                      127906
MICROSOFT                                             Sole                                    81478.46
PEPSICO INC.                                          Sole                                       99523
PFIZER INC                                            Sole                                      189092
PINNACLE WEST CAPITAL                                 Sole                                       12385
PROCTER & GAMBLE CO                                   Sole                                       25480
SBC COMMUNICATIONS INC                                Sole                                      205747
SCHERING PLOUGH CORP                                  Sole                                      180890
SPRINT CORP                                           Sole                                      243690
SUNTRUST BANKS INC                                    Sole                                        6493
UNUMPROVIDENT CORP                                    Sole                                      312945
US BANCORP DEL COM NEW                                Sole                                       11250
WYETH                                                 Sole                                        8285
BP AMOCO PLC - SPONS ADR                              Sole                                        6411
HONDA MOTOR CO LTD - SPONS ADR                        Sole                                      223050
NOKIA CORP ADR A                                      Sole                                      406800
NORSK HYDRO AS-SPONS ADR                              Sole                                       57760
PETROLEO BRASILEIRO S.A.-ADR                          Sole                                      130180
REPORT SUMMARY                   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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